Long-Term Debt - Summary of Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified			12 Months Ended		1 Months Ended		12 Months Ended		1 Months Ended		12 Months Ended								12 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Revolving Credit Facility	Dec. 31, 2011 Revolving Credit Facility	Apr. 30, 2012 11.5% Senior Secured Notes	Mar. 31, 2012 11.5% Senior Secured Notes	Dec. 31, 2011 11.5% Senior Secured Notes		Mar. 31, 2012 11.75% Senior Secured Notes		Dec. 31, 2012 11.75% Senior Secured Notes		Dec. 31, 2012 8.75% Second Priority Senior Secured Notes		Dec. 31, 2011 8.75% Second Priority Senior Secured Notes		Dec. 31, 2012 11.75% Secured Notes	May 11, 2012 11.75% Secured Notes	Dec. 31, 2012 Second Priority Senior Secured Floating Rate Notes	Dec. 31, 2011 Second Priority Senior Secured Floating Rate Notes	May 31, 2012 Second Priority Senior Secured Floating Rate Notes	Aug. 31, 2006 11.38% Senior Subordinated Notes	Dec. 31, 2012 11.38% Senior Subordinated Notes	Dec. 31, 2011 11.38% Senior Subordinated Notes	Dec. 31, 2012 Loan from Verso Paper Holdings LLC	Dec. 31, 2011 Loan from Verso Paper Holdings LLC	Dec. 31, 2010 Loan from Verso Paper Holdings LLC	Dec. 31, 2012 Loan from Verso Paper Holdings LLC Chase NMTC Verso Investment Fund, LLC	Dec. 31, 2011 Loan from Verso Paper Holdings LLC Chase NMTC Verso Investment Fund, LLC	Dec. 31, 2010 Loan from Verso Paper Holdings LLC Chase NMTC Verso Investment Fund, LLC	Dec. 31, 2012 Intersegment Elimination [Member]	Dec. 31, 2011 Intersegment Elimination [Member]
Debt Instrument [Line Items]
Original Maturity			May 04, 2017	May 04, 2017	Jul. 01, 2014	Jul. 01, 2014	Jul. 01, 2014	[1]	Jan. 15, 2019	[2]	Jan. 15, 2019		Feb. 01, 2019	[3]	Feb. 01, 2019		Jan. 15, 2019		Aug. 01, 2014	Aug. 01, 2014		Aug. 01, 2016	Aug. 01, 2016	Aug. 01, 2016	Dec. 29, 2040	Dec. 29, 2040	Dec. 29, 2040	Dec. 29, 2040	Dec. 29, 2040	Dec. 29, 2040	Dec. 29, 2040	Dec. 29, 2040
Interest Rate					11.50%	11.50%	11.50%	[1]	11.75%	[2]	11.75%		8.75%	[3]	8.75%		11.75%	11.75%				11.38%	11.38%	11.38%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%
Interest Rate at End of Period																			4.06%	4.06%
Balance	$ 1,187,052	$ 1,201,077					$ 302,820	[1]			$ 341,493	[2]	$ 394,871	[3]	$ 394,736	[3]	$ 271,573		$ 13,310	$ 180,216	$ 13,300		$ 142,500	$ 300,000				$ 23,305	$ 23,305
Fair Value	$ 811,546	$ 831,813					$ 316,260	[1]			$ 361,388	[2]	$ 159,960	[3]	$ 257,063	[3]	$ 198,248		$ 9,650	$ 112,635			$ 58,995	$ 122,550				$ 23,305	$ 23,305

[1]	Par value of $315,000 on December 31, 2011.
[2]	Par value of $345,000 on December 31, 2012.
[3]	Par value of $396,000 on December 31, 2012 and 2011.